Note 14 - Derivative Financial Instruments - Allocation of Proceeds Received (Details) - Auramet International LLC [Member] - USD ($) $ in Thousands	Dec. 13, 2021	Dec. 31, 2021
Statement Line Items [Line Items]
Gross proceeds	$ 3,000
Transaction cost	(40)
Net proceeds received	2,960
Gold loan agreement [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value	208	$ 2,866
Call option [member]
Statement Line Items [Line Items]
Financial liabilities, at fair value	$ 2,752	$ 229